LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED JUNE 3, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

I.	Class R shares of ClearBridge Select Fund are available for purchase.

a.	The information below replaces in its entirety the corresponding information on the cover of the ClearBridge Select Fund’s Summary Prospectus and Prospectus:

Share class (Symbol): A (LCLAX), C (LCLCX), FI (LCBSX), R (CBSCX), I (LBFIX), IS (LCSSX)

b.	The information below replaces in its entirety the corresponding information on the cover of the ClearBridge Select Fund’s SAI:

Fund	Ticker Symbol

	Class A	Class C	Class FI	Class R	Class I	Class IS	Class 1
CLEARBRIDGE SELECT FUND (“Select Fund”)	LCLAX	LCLCX	LCBSX	CBSCX	LBFIX	LCSSX	N/A

II.	Class R shares of ClearBridge Sustainability Leaders Fund are available for purchase.

a.	The information below replaces in its entirety the corresponding information on the cover of the ClearBridge Sustainability Leaders Fund’s Summary Prospectus and Prospectus:

Share class (Symbol): A (CLSUX), C (CAABX), FI (LCSTX), R (CBSLX), I (LCISX), IS (LCILX)

b.	The information below replaces in its entirety the corresponding information on the cover of the ClearBridge Sustainability Leaders Fund’s SAI:

Fund	Ticker Symbol

	Class A	Class C	Class FI	Class R	Class I	Class IS	Class 1
CLEARBRIDGE SUSTAINABILITY LEADERS FUND (“Sustainability Leaders Fund”)	CLSUX	CAABX	LCSTX	CBSLX	LCISX	LCILX	N/A

III.	Class IS shares of ClearBridge Value Trust are available for purchase.

a.	The information below replaces in its entirety the corresponding information on the cover of the ClearBridge Value Trust’s Summary Prospectus and Prospectus:

Share class (Symbol): A (LGVAX), C (LMVTX), FI (LMVFX), R (LMVRX), I (LMNVX), IS (CBVBX)

b.	The information below replaces in its entirety the corresponding information on the cover of the ClearBridge Value Trust’s SAI:

Fund

	Class A	Class C	Class FI	Class R	Class I	Class IS
CLEARBRIDGE VALUE TRUST (“Value Trust”)	LGVAX	LMVTX	LMVFX	LMVRX	LMNVX	CBVBX

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Value Trust	March 1, 2022

LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Select Fund	March 1, 2022
ClearBridge Sustainability Leaders Fund	March 1, 2022

Please retain this supplement for future reference.

CBAX903308

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